OPERATING LEASES - Narrative (Details)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		24 Months Ended
	Dec. 31, 2019 USD ($) vessel lease_renewal lease T	Jun. 30, 2022 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2020 USD ($) vessel lease	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) lease_renewal vessel lease T	Dec. 31, 2015 USD ($) vessel	Feb. 20, 2018 USD ($)
Lessee, Lease, Description [Line Items]
Number of operating leases | lease	2			2		2
Ship operating expenses				$ 12,400,000	$ 38,600,000
Impairment loss on right of use assets				24,223,000
Payments				$ 13,000,000.0	$ 33,500,000
Weighted average discount rate, percent				5.07%	6.20%
Weighted average remaining lease term				5 years 4 months 24 days	8 years
Vessels leased out, fixed rate time charter | vessel	11			10		11
Number of vessels leased out index linked time charters | vessel	16			13		16
Number of vessels leased out | vessel	27			23		27
General and Administrative Expense
Lessee, Lease, Description [Line Items]
Ship operating expenses				$ 300,000	$ 400,000
Golden Hawk Lease
Lessee, Lease, Description [Line Items]
Daily time charter rate				$ 13,200
Daily time charter rate								$ 11,200
Duration of reduced daily charter rate				2 years
Reimbursement payable				$ 1,750,000
Maximum amount of reimbursement payable				1,750,000
Impairment loss on right of use assets				$ 607,000
MV Admiral Schmidt and Vitus Bering
Lessee, Lease, Description [Line Items]
Vessels' deadweight capacity | T	104,550					104,550
Term of contract	3 years					3 years
Number of annual lease renewals | lease_renewal	4					4
SFL Leases
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel				1
Number of vessels reclassified as finance leases | vessel	7			7
Daily time charter rate				$ 19,135
Variable interest rate level				0.10%
Purchase option net of sellers credit				$ 112,000,000
Charter term, extension				3 years
Daily charter rate, extension				$ 14,900
Charter hire expense				$ 900,000	1,700,000
SFL Leases | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel				8		8	8
Number of leased vessels under operating leases | vessel				1
Aggregate price sold en-bloc							$ 272,000,000.0
Duration of time charter			10 years
Daily time charter rate				$ 17,600
Daily operating expenses rate				$ 7,000
Profit share percentage (percent)				33.00%
Base LIBOR rate (percent)				0.40%
Daily time charter rate, adjusted				$ 50
Charter term, contractual				7 years
Daily time charter rate, adjusted				$ 25
Charter term, contractual				3 years
Operating leases average daily rate				$ 17,832
Profit share				0	100,000
Purchase option net of sellers credit			$ 112,000,000	$ 112,000,000
Purchase option timing from lease inception				10 years
Charter term, extension				3 years
Daily charter rate, extension				$ 14,900	$ 14,900
Total minimum lease period				13 years
SFL Leases | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum | Charter Hire Expenses
Lessee, Lease, Description [Line Items]
Finance leases average daily rate				$ 19,771
SFL Leases | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum | Forecast
Lessee, Lease, Description [Line Items]
Daily time charter rate		$ 14,900
Minimum
Lessee, Lease, Description [Line Items]
Term of contract				1 year
Minimum | MV Admiral Schmidt and Vitus Bering
Lessee, Lease, Description [Line Items]
Daily time charter rate						$ 9,000
Maximum
Lessee, Lease, Description [Line Items]
Term of contract				10 years
Vessels leased to third parties
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel				3
Accumulated depreciation	$ 155,100,000			$ 159,700,000		155,100,000
Vessels leased out to third parties	$ 1,235,100,000			$ 1,093,800,000		$ 1,235,100,000